SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SECURITIES
Amortized Cost	$ 54,248	$ 64,481
Gross Unrealized Gains	191	232
Gross Unrealized Losses	(225)	(907)
Fair Value	54,214	63,804
U.S. government-sponsored entities
SECURITIES
Amortized Cost	11,000	8,997
Gross Unrealized Gains	3	1
Gross Unrealized Losses	(10)	(90)
Fair Value	10,993	8,906
Residential agency mortgage-backed
SECURITIES
Amortized Cost	43,248	55,484
Gross Unrealized Gains	188	231
Gross Unrealized Losses	(215)	(817)
Fair Value	$ 43,221	$ 54,898